UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.1%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.6%
TransDigm, Inc., 5.50%, 10/15/20	$750	$764,775
TransDigm, Inc., 6.00%, 7/15/22	250	261,875

		$1,026,650

Air Transportation — 2.1%
American Airlines Group, Inc., 5.50%, 10/1/19(1)	$500	$527,800
American Airlines Group, Inc., 6.125%, 6/1/18	500	517,080
United Continental Holdings, Inc., 6.00%, 12/1/20	250	273,125

		$1,318,005

Automotive & Auto Parts — 4.0%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$250	$258,750
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	150	157,125
IHO Verwaltungs GmbH, 4.125%, 9/15/21(1)(2)	750	766,875
Navistar International Corp., 8.25%, 11/1/21	550	557,219
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	750	771,562

		$2,511,531

Banks & Thrifts — 1.8%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$515,625
Ally Financial, Inc., 8.00%, 12/31/18	250	269,687
CIT Group, Inc., 5.50%, 2/15/19(1)	335	352,353

		$1,137,665

Broadcasting — 1.7%
Sirius XM Radio, Inc., 5.25%, 8/15/22(1)	$1,000	$1,032,500

		$1,032,500

Building Materials — 1.5%
FBM Finance, Inc., 8.25%, 8/15/21(1)	$583	$628,182
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	46,541
HD Supply, Inc., 5.75%, 4/15/24(1)	250	268,438

		$943,161

Cable/Satellite TV — 3.8%
Altice Financing S.A., 6.50%, 1/15/22(1)	$250	$261,175
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	500	531,875
Cablevision Systems Corp., 8.00%, 4/15/20	500	561,750
Cablevision Systems Corp., 8.625%, 9/15/17	222	223,665
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	262	267,240
DISH DBS Corp., 4.25%, 4/1/18	250	253,437
DISH DBS Corp., 5.125%, 5/1/20	250	263,075

		$2,362,217

Capital Goods — 0.4%
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	$250	$257,813

		$257,813

Security	Principal Amount (000’s omitted)	Value
Chemicals — 1.0%
Tronox Finance, LLC, 6.375%, 8/15/20	$80	$80,600
W.R. Grace & Co., 5.125%, 10/1/21(1)	500	538,750

		$619,350

Consumer Products — 2.1%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$150	$153,375
HRG Group, Inc., 7.875%, 7/15/19	1,125	1,147,781

		$1,301,156

Containers — 0.8%
Ball Corp., 4.375%, 12/15/20	$455	$478,319

		$478,319

Diversified Financial Services — 5.7%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$218	$227,265
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,000	1,018,750
DAE Funding, LLC, 4.00%, 8/1/20(1)(3)	705	718,219
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	500	521,720
Navient Corp., 4.625%, 9/25/17	250	250,938
Navient Corp., 8.00%, 3/25/20	500	554,250
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	290	296,162

		$3,587,304

Diversified Media — 2.9%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$503,750
IAC/InterActiveCorp, 4.875%, 11/30/18	787	796,247
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	500	516,875

		$1,816,872

Energy — 11.2%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$575,656
Antero Resources Corp., 5.375%, 11/1/21	750	775,313
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	175,100
Denbury Resources, Inc., 9.00%, 5/15/21(1)	70	67,025
Energy Transfer Equity, L.P., 7.50%, 10/15/20	500	567,500
Extraction Oil & Gas Holdings, Inc./Extraction Finance Corp., 7.875%, 7/15/21(1)	345	361,819
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	250	251,875
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)(3)	25	25,781
Permian Resources, LLC/AEPB Finance Corp., 7.672%, 8/1/19(1)(4)	500	470,000
Precision Drilling Corp., 6.50%, 12/15/21	15	14,813
Precision Drilling Corp., 6.625%, 11/15/20	299	297,460
Resolute Energy Corp., 8.50%, 5/1/20	1,125	1,139,062
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	500	524,375
Tervita Escrow Corp., 7.625%, 12/1/21(1)	801	817,020
Weatherford International, Ltd., 5.125%, 9/15/20	165	161,700
Whiting Petroleum Corp., 5.00%, 3/15/19	500	497,500
WPX Energy, Inc., 7.50%, 8/1/20	250	268,750

		$6,990,749

Entertainment/Film — 0.8%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$502,500

		$502,500

Security	Principal Amount (000’s omitted)	Value
Environmental — 1.6%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$475,463
GFL Environmental, Inc., 9.875%, 2/1/21(1)	500	543,750

		$1,019,213

Food & Drug Retail — 3.4%
Rite Aid Corp., 6.75%, 6/15/21	$1,000	$1,042,500
Safeway, Inc., 3.95%, 8/15/20	330	321,750
Safeway, Inc., 4.75%, 12/1/21	750	738,750

		$2,103,000

Food/Beverage/Tobacco — 1.1%
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	$650	$702,000

		$702,000

Gaming — 3.4%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$31,388
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	100	104,500
MGM Resorts International, 6.75%, 10/1/20	750	834,375
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	214,725
Scientific Games International, Inc., 7.00%, 1/1/22(1)	75	80,062
Station Casinos, LLC, 7.50%, 3/1/21	37	38,665
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	807,000

		$2,110,715

Health Care — 5.1%
Alere, Inc., 6.50%, 6/15/20	$260	$265,200
Alere, Inc., 7.25%, 7/1/18	900	904,725
Eagle Holding Co. II, LLC, 7.625%, 5/15/22(1)(2)	95	99,038
HCA, Inc., 3.75%, 3/15/19	526	539,807
HCA, Inc., 5.875%, 3/15/22	500	554,250
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	135	152,212
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	54,125
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	250	243,437
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	155	151,513
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	90	95,175
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	105	105,158

		$3,164,640

Homebuilders/Real Estate — 2.5%
Mattamy Group Corp., 6.50%, 11/15/20(1)	$1,035	$1,060,875
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	515,000

		$1,575,875

Insurance — 0.0%(5)
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$25	$25,031

		$25,031

Leisure — 1.0%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$123,750
NCL Corp., Ltd., 4.75%, 12/15/21(1)	495	513,563

		$637,313

Metals/Mining — 2.7%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$512,500
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.375%, 3/1/22(1)	205	220,887
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	550	573,375

Security	Principal Amount (000’s omitted)	Value
New Gold, Inc., 6.25%, 11/15/22(1)	$200	$208,000
SunCoke Energy, Inc., 7.625%, 8/1/19	195	195,244

		$1,710,006

Publishing/Printing — 0.4%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$255	$256,275

		$256,275

Restaurants — 1.2%
Yum! Brands, Inc., 3.875%, 11/1/20	$750	$775,313

		$775,313

Services — 1.2%
Hertz Corp. (The), 5.875%, 10/15/20	$250	$236,250
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	513,750

		$750,000

Steel — 0.6%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$35	$35,700
United States Steel Corp., 8.375%, 7/1/21(1)	305	338,169

		$373,869

Super Retail — 0.4%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$115	$108,819
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	159,000

		$267,819

Technology — 6.8%
Avaya, Inc., 9.00%, 4/1/19(1)(6)	$250	$205,000
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	25	26,440
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	500	525,625
EIG Investors Corp., 10.875%, 2/1/24	825	919,875
EMC Corp., 2.65%, 6/1/20	500	493,623
Infor (US), Inc., 5.75%, 8/15/20(1)	133	137,156
Infor (US), Inc., 6.50%, 5/15/22	250	261,562
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	395	410,800
Nokia Oyj, 3.375%, 6/12/22	250	253,593
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,014,830

		$4,248,504

Telecommunications — 7.0%
Frontier Communications Corp., 6.25%, 9/15/21	$125	$110,272
Frontier Communications Corp., 10.50%, 9/15/22	25	23,563
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	243,000
Intelsat Luxembourg SA, 6.75%, 6/1/18	400	394,000
Level 3 Financing, Inc., 4.939%, 1/15/18(4)	750	752,344
Sprint Communications, Inc., 7.00%, 8/15/20	500	547,500
Sprint Communications, Inc., 9.00%, 11/15/18(1)	436	472,515
Sprint Corp., 7.25%, 9/15/21	500	553,750
T-Mobile USA, Inc., 6.836%, 4/28/23	500	531,875
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	750	760,312

		$4,389,131

Security	Principal Amount (000’s omitted)	Value
Utilities — 3.3%
AES Corp. (The), 4.202%, 6/1/19(4)	$490	$493,371
AES Corp. (The), 7.375%, 7/1/21	1,000	1,147,500
Dynegy, Inc., 6.75%, 11/1/19	395	410,553

		$2,051,424

Total Corporate Bonds & Notes (identified cost $51,305,029)		$52,045,920

Senior Floating-Rate Loans — 10.3%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.8%
American Tire Distributors Holdings, Inc., Term Loan, 5.48%, Maturing 9/1/21	$496	$499,607

		$499,607

Diversified Financial Services — 0.2%
VFH Parent, LLC, Term Loan, 4.98%, Maturing 10/15/21	$115	$116,246

		$116,246

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.69%, Maturing 8/23/21	$240	$258,825

		$258,825

Gaming — 2.0%
Gateway Casinos & Entertainment Limited, Term Loan, 5.05%, Maturing 2/22/23	$250	$252,292
GLP Financing, LLC, Term Loan, 2.97%, Maturing 4/29/21	1,000	992,500

		$1,244,792

Services — 1.3%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.80%, Maturing 7/25/22	$215	$201,562
AlixPartners, LLP, Term Loan, 4.30%, Maturing 4/4/24	499	502,699
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.73%, Maturing 12/17/21	117	117,565

		$821,826

Super Retail — 0.5%
National Vision, Inc., Term Loan, 4.23%, Maturing 3/12/21	$322	$323,216

		$323,216

Technology — 2.0%
EIG Investors Corp., Term Loan, 5.24%, Maturing 2/9/23	$496	$500,981
Veritas Bermuda Ltd., Term Loan, 5.80%, Maturing 1/27/23	748	755,451

		$1,256,432

Telecommunications — 3.1%
Asurion, LLC, Term Loan - Second Lien, 8.73%, Maturing 3/3/21	$600	$601,688
Asurion, LLC, Term Loan - Second Lien, Maturing 7/11/25(8)	300	308,375
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.23%, Maturing 8/31/21	970	994,250

		$1,904,313

Total Senior Floating-Rate Loans (identified cost $6,350,265)		$6,425,257

Convertible Bonds — 2.9%

Security	Principal Amount (000’s omitted)	Value
Utilities — 2.9%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$319,800
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	708,031
Pattern Energy Group, Inc., 4.00%, 7/15/20	270	286,706
SolarCity Corp., 2.75%, 11/1/18	500	497,500

		$1,812,037

Total Convertible Bonds (identified cost $1,724,048)		$1,812,037

Commercial Mortgage-Backed Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$1,000	$1,004,740

		$1,004,740

Total Commercial Mortgage-Backed Securities (identified cost $990,726)		$1,004,740

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(9)	1,077,702	$1,077,917

		$1,077,917

Total Short-Term Investments (identified cost $1,077,917)		$1,077,917

Total Investments — 99.6% (identified cost $61,447,985)		$62,365,871

Other Assets, Less Liabilities — 0.4%		$251,560

Net Assets — 100.0%		$62,617,431

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $25,367,017 or 40.5% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	When-issued/delayed delivery security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(5)	Amount is less than 0.05%.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	This Senior Loan will settle after July 31, 2017, at which time the interest rate will be determined.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $8,463.

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,478,923

Gross unrealized appreciation	$1,076,867
Gross unrealized depreciation	(189,919)

Net unrealized appreciation	$886,948

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$52,045,920	$—	$52,045,920
Senior Floating-Rate Loans	—	6,425,257	—	6,425,257
Convertible Bonds	—	1,812,037	—	1,812,037
Commercial Mortgage-Backed Securities	—	1,004,740	—	1,004,740
Short-Term Investments	—	1,077,917	—	1,077,917
Total Investments	$—	$62,365,871	$—	$62,365,871

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017